LEASES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 02, 2022	Dec. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Payments					$ 119	$ 136	$ 261	$ 202
Operating Lease, Weighted Average Remaining Lease Term		10 months 2 days			10 months 24 days		10 months 2 days	9 months 3 days
Operating Lease, Weighted Average Discount Rate, Percent		6.00%			6.00%		6.00%	6.00%
Operating Lease, Right-of-Use Asset		$ 307			$ 653		$ 307	$ 482
Operating Lease, Liability		$ 263			$ 571		263	459
Sublease Income							3
Operating Lease, Expense							$ 264	$ 202
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Description		Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022 and the Company has an option to extend the lease period for an additional one year. The Company does not expect to extend the lease period	In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023	Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021			ScoutCam entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022.
Operating Lease, Payments	$ 12	$ 3		$ 7
Sublease Income	$ 3
Lease Agreement [Member] | ISRAEL
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Description							ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning January 1, 2021.